New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Impact on Assets Liabilities and Equity at Date of Initial Application of IFRS 15 and IFRS 9
Carrying Amounts as of December 31, 2017		Adjustments Arising from Initial Application		Adjusted Carrying Amounts as of January 1, 2018	Descriptions
		IFRS 9	IFRS 15
Contract assets, current	$—		$—	$129,042	$129,042	a.
Accounts receivable, net	20,876,417		—	983,438	21,859,855	a. b.
Accounts receivable-related parties, net	91,065		—	2,733	93,798	b.
Inventories, net	18,257,500		—	(102,800)	18,154,700	a.
Other current assets	15,854,553		—	120,799	15,975,352	a.
Financial assets at fair value through profit or loss, noncurrent	191,005		12,449,226	—	12,640,231	c.
Financial assets at fair value through other comprehensive income, noncurrent	—		10,131,459	—	10,131,459	d.
Available-for-sale financial assets, noncurrent	20,636,332		(20,636,332)	—	—	c.d.
Financial assets measured at cost, noncurrent	2,218,472		(2,218,472)	—	—	c.d.
Investments accounted for under the equity method	7,847,979		112,171	—	7,960,150	e. f.
Deferred tax assets	6,116,129		888,781	(1,489)	7,003,421	a. c. d. f.

Total effect on assets			$726,833	$1,131,723

Contract liabilities, current	$—		$—	$3,951,414	$3,951,414	a.
Current tax liabilities	4,851,694		—	1,611	4,853,305	a.
Other current liabilities	6,984,482		—	(2,861,466)	4,123,016	a. b.
Deferred tax liabilities	2,327,223		(627,901)	(45)	1,699,277	a. c. f.

Total effect on liabilities			$(627,901)	$1,091,514

Retained earnings	$53,058,188		$17,026,484	$39,372	70,124,044	a. c. d. e. f.
Other components of equity	657,957		(15,671,750)	(760)	(15,014,553)	a. b. c. d. e. f.
Non-controlling interests	956,808		—	1,597	958,405	a.

Total effect on equity			$1,354,734	$40,209

a.

The changes in revenue recognition noted aboved resulted in an increase in current contract assets amounted to NT$129 million, a decrease in net accounts receivable amounted to NT$11 million, a decrease in net inventories amounted to NT$103 million, an increase in other current assets amounted to NT$121 million, a decrease in deferred tax assets amounted to NT$1 million, an increase in current contract liabilities amounted to NT$3,951 million, an increase in current tax liabilities amounted to NT$2 million, a decrease in other current liabilities amounted to NT$3,859 million, a decrease in deferred tax liabilities amounted to NT$37 thousand, an increase in retained earnings amounted to NT$39 million, a decrease in other components of equity amounted to NT$0.3 million and an increase in non-controlling interests amounted to NT$2 million.

b.

After adopting IFRS 15, allowance for sales returns and discounts are presented as refund liabilities (classified under other current liabilities), which was presented as a contra-account to accounts receivable prior to adopting IFRS 15. The aforementioned change in the presentation of the Company’s allowance for sales returns and discounts led to an increase in net accounts receivable amounted to NT$994 million, an increase in net accounts receivable-related parties amounted to NT$3 million, an increase in other current liabilities amounted to NT$997 million and a decrease in other components of equity amounted to NT$0.5 million.

c.

In accordance with IFRS 9, the Company reclassified certain noncurrent available-for-sale financial assets and certain noncurrent financial assets measured at cost as noncurrent financial assets at FVTPL, amounting to NT$10,738 million and NT$1,955 million, respectively. In addition, the Company remeasured the fair value of financial assets and resulted in a decrease of NT$244 million, an increase in deferred tax assets amounted to NT$37 million, an increase in deferred tax liabilities amounted to NT$23 million, a decrease in retained earnings amounted to NT$234 million and an increase in other component of equity amounted to NT$4 million. At the date of initial application, the Company reclassified other component of equity to retained earnings, resulting in a decrease in other component of equity and an increase in retained earnings amounting to NT$3,754 million. After adjustment, the carrying amounts of noncurrent financial assets at FVTPL resulted in an increase of NT$12,449 million as of January 1, 2018.

d.

In accordance with IFRS 9, the Company elected to designate its investments in equity instruments previously classified as available-for-sale amounted to NT$9,898 million and noncurrent financial assets measured at cost amounted to NT$263 million reclassified as noncurrent financial assets at FVOCI, because these investments are not held for trading. In addition, the Company remeasured the fair value of financial assets and resulted in a decrease of NT$30 million, an increase in deferred tax assets amounted to NT$5 million, and a decrease in other components of equity amounted to NT$25 million. At the date of initial application, the Company reclassified retained earnings to other component of equity, resulting in an increase in retained earnings and a decrease in other component of equity amounting to NT$12,899 million. After adjustment, the carrying amounts of noncurrent financial assets at FVOCI resulted in an increase of NT$10,131 million as of January 1, 2018.

e.

With the adoption of IFRS 9 by associates accounted for using the equity method, the corresponding adjustments made by the Company resulting in a decrease in investments accounted for using equity method amounted to NT$21 million, an increase in retained earnings amounted to NT$642 million and a decrease in other components of equity amounted to NT$663 million.

f.

The effect of additional income tax on unappropriated earnings due to the adoption of IFRS 15 and IFRS 9 resulted in an increase in investments accounted for using equity method amounted to NT$133 million, an increase in deferred tax assets amounted to NT$846 million, a decrease in deferred tax liabilities amounted to NT$651 million, a decrease in retained earnings amounted to NT$35 million and an increase in other components of equity amounted to NT$1,665 million.

Summary of Impact of Adoption of New Accounting Standards

The following table shows the amount affected in the current period by the application of IFRS 15 as compared to IAS 18:

	As of December 31, 2018
Items	Amounts in accordance with IFRS 15	Effect	Amounts in accordance with IAS 18
Contract assets, current	$92,210	$(92,210)	$—
Accounts receivable, net	23,735,989	(1,206,340)	22,529,649
Accounts receivable-related parties, net	138,912	(1,358)	137,554
Inventories, net	18,203,119	91,332	18,294,451
Other current assets	14,103,607	(163,344)	13,940,263
Deferred tax assets	6,795,796	(69)	6,795,727

Total effect on assets		$(1,371,989)

	As of December 31, 2018
Items	Amounts in accordance with IFRS 15	Effect	Amounts in accordance with IAS 18
Contract liabilities, current	$932,371	$(932,371)	$—
Other current liabilities	5,440,345	(445,994)	4,994,351
Deferred tax liabilities	1,979,509	5,294	1,984,803

Total effect on liabilities		$(1,373,071)

Additional paid-in capital	$41,302,035	$188	$41,302,223
Retained earnings	66,281,727	(2,490)	66,279,237
Other components of equity	(14,063,281)	4,014	(14,059,267)
Non-controlling interests	466,768	(630)	466,138

Total effect on equity		$1,082

	For the year ended December 31, 2018
Items	Amounts in accordance with IFRS 15	Effect	Amounts in accordance with IAS 18
Operating revenue	$151,252,571	$99,791	$151,352,362
Operating costs	(128,412,544)	45,628	(128,366,916)
Operating expenses	(22,277,194)	(99,113)	(22,376,307)
Income tax benefit (expense)	1,129,877	(8,457)	1,121,420

Total effect on income and expenses		$37,849